Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Subsequent Events

Note 17. Subsequent Events

Management has evaluated subsequent events through November 14, 2025, the date the financial statements were available to be issued. Based on this evaluation, no additional material events were identified which require adjustment or disclosure in these financial statements.

Note 16. Subsequent Events

The Company has evaluated subsequent events through the date these financial statements were issued.

Merger Transaction

On July 23, 2025 (the “Closing Date”), Aspen, its subsidiary Deep Isolation Acquisition Corp. (the “Acquisition Sub”), and Deep Isolation, entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), pursuant to which, on the same day, (i) the Acquisition Sub merged with and into Deep Isolation (together with the other transactions contemplated by the Merger Agreement, the “Merger” or “Merger Transaction”), with the Acquisition Sub ceasing to exist and Deep Isolation surviving and becoming our wholly owned direct subsidiary and (ii) Aspen changed its name to Deep Isolation Nuclear, Inc. See Note 1 for a further description of the Merger.

Technology Agreement

On July 3, 2025, the Company entered into a Technology License Agreement with a related party, Navarro Research and Engineering, Inc (“Navarro”), (the “Navarro License Agreement”) as part of an ongoing strategic partnership to jointly advance the demonstration of the Company’s high-level waste disposal solutions in the United States and internationally. Pursuant to the Navarro License Agreement, the Company granted Navarro an exclusive license to use certain proprietary technology within a defined field of use, as specified in the agreement. In consideration for the license, Navarro agreed to pay an initial license fee of $300 and annual payments equal to the greater of a fixed annual license fee or a royalty based on a percentage of Navarro’s direct costs, as defined in the agreement. If the calculated royalty exceeds the fixed annual license fee already paid on the anniversary of the effective date, Navarro is required to remit the excess amount to the Company.

Aspen-1 Acquisition Inc. [Member]
Subsequent Events [Line Items]
Subsequent Events

 Note 7. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than the below, that would have required adjustment or disclosure in the financial statements.

Formation of New Blank Check Company

On January 2, 2025, the related party owners of the Company formed a new blank check company, Orielle Acquisition Corp. This new entity was established as a vehicle to pursue a business combination and will focus its efforts to identify a possible business combination. The formation of Orielle Acquisition Corp. does not impact the Company’s financial position or results of operations as of December 31, 2024. However, it may present potential opportunities for collaboration or strategic partnerships in the future.